9. RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2019
Notes
9. RELATED PARTY TRANSACTIONS

9.    RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended September 30, 2019
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 122,000	$ Nil	$ Nil	$ Nil	$ 24,150	$ 146,150
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,125	$ 20,125
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 24,150	$ 24,150
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075

For the year ended September 30, 2018
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ 15,880	$ 135,880
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,940	$ 7,940
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,910	$ 11,910
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970

For the year ended September 30, 2017
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 120,000

Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2019	September 30, 2018	As at September 30, 2019	As at September 30, 2018
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 146,150	$ 135,880	$ 7,536	$ 24,093

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 205,860	$ 176,745	$ 318,901	$ 252,535(b)
TOTAL:		$ 352,010	$ 312,625	$ 326,437	$ 276,628

(a)   The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.

(b)  Includes a $60,000 advance that is non-interest bearing without specific terms of repayment.